Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2023	2022
Short-term employee benefits	$7,753	$6,868
Share-based compensation	9,924	9,043
Termination payments	—	1,758
Total compensation for key management personnel	$17,677	$17,669